UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2019 to November 18, 2019

Commission File Number of issuing entity:  333-206361-05

Central Index Key Number of issuing entity:  0001683300

JPMCC Commercial Mortgage Securities Trust 2016-JP3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006908
38-4006909
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2019 a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2016-JP3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2016-JP3 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 19, 2019 to November 18, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271

Benefit Street Partners CRE Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for Benefit Street Partners CRE Finance LLC is 0001632269.

Starwood Mortgage Funding VI LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Funding VI LLC is 0001682518.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2016-JP3, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$65,913.56
Current Distribution Date	11/18/2019	$277,748.64

REO Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2016-JP3, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$4,747.70
Current Distribution Date	11/18/2019	$4,842.90

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	10/18/2019	$0.00
Current Distribution Date	11/18/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2016-JP3, relating to the November 18, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: November 27, 2019